UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2012

Date of reporting period: 09/30/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK (99.49%)

BELGIUM - (3.46%)
Ackermans& van Haaren NV	4,900	$ 348,288

BERMUDA - (3.67%)
Lazard Ltd.	17,500	369,250

CANADA - (2.78%)
Onex Corp.	9,000	280,424

FRANCE - (4.59%)
Wendel	7,250	461,713

GREAT BRITAIN - (18.42%)
3i Group Plc. - PFIC	180,200	527,343
Electra Private Equity Plc. - PFIC *	17,975	381,137
Graphite Enterprise Trust Plc.	80,915	461,726
SVG Capital Plc. - PFIC *	148,000	484,107
		1,854,313
SWEDEN - (7.45%)
Kinnevik Investment AB	21,500	401,781
RatosAB	30,000	348,532
		750,313
UNITED STATES - (59.12%)
American Capital Ltd. *	70,000	477,400
Apollo Global Management, LLC	33,000	337,920
Apollo Investment Corp.	42,500	319,600
Ares Capital Corp.	30,000	413,100
BlackRock Kelso Capital Corp.	54,500	397,850
Blackstone Group, LP	60,550	725,389
Evercore Partners, Inc.	20,000	456,000
Fifth Street Finance Corp.	51,000	475,320
Golub Capital BDC, Inc.	20,000	297,000
KKR & Co., LP	56,150	583,960
Leucadia National Corp.	21,000	476,280

LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK (99.49%) (continued)

UNITED STATES - (59.12%) (continued)
PennantPark Investment Corp.	33,850	$ 301,942
Prospect Capital Corp.	40,000	336,400
Solar Capital Ltd.	17,500	352,275
		5,950,436

TOTAL COMMON STOCK (Cost $11,453,597)		10,014,737

SHORT TERM INVESTMENTS (5.59%)
Fidelity Institutional Money Market Fund Class I, 0.16% **	562,229	$ 562,229
TOTAL SHORT TERM INVESTMENTS (Cost $562,229)		562,229

TOTAL INVESTMENTS (Cost $12,015,826) - 105.08%		$ 10,576,966

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (5.08%)		(511,311)

NET ASSETS - 100.00%		$ 10,065,655

* Non-income producing security.
** Rate shown represents the rate at September 30, 2011, is subject to change and resets daily.
PFIC Passive Foreign Investment Company.

The industry breakdown of the Fund's common stock as of September 30, 2011 as a percentage of total net assets is as follows:

Industry Category		Percentage

Closed-end Funds		8.37%
Diversified Financial Services		8.20%
Holding Companies - Diversified		12.78%
Investment Companies		36.20%
Private Equity		33.94%
Total Common Stock		99.49%

The accompanying notes are an integral part of this schedule of investments.

MUTUAL FUND SERIES TRUST

(FORMERLY KNOWN AS CATALYST FUNDS)

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange(”NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations areavailable are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on whichthe security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the lastcurrent bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bidquotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificatesof deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations ofavailable yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect anddisseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotationsreported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations andinformation pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both ofwhich approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided byan independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of anascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which thesecurity is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fairvalue as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant tothe value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fairvalue exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value ofsecurities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upontheir current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discountfrom market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchangesor among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fairvalue of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fairvalue measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transactionbetween market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority toquoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - Quoted prices in active markets for identical securities

Level2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, creditrisk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s investments carried at fair value:

		Level 2
	Level 1	(Other Significant
Security Classifications(a)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (b)	$ 10,014,737	$ -	$10,014,737
Short-Term Investments	-	562,229	562,229
Total	$ 10,014,737	$ 562,229	$ 10,576,966

(a)As of and during the three month period ended September 30, 2011, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b)All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major geographic classification, please refer to the Schedule of Investments.

During the three month period ended September 30, 2011, there were no transfers between level 1 and level 2 investments.

During the three month period ended September 30, 2011, no securities were valued using the Trust’s good faith pricing guidelines.

MUTUAL FUND SERIES TRUST

(FORMERLY KNOWN AS CATALYST FUNDS)

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

(2)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation,and net unrealized depreciation of investments, excluding depreciation on assets and liabilities denominated in foreign currency, at September 30, 2011 were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation
$ 12,125,257	$ 7,689	$ (1,555,980)	$ (1,548,291)

The difference between book basis and tax-basis net unrealized depreciation at September 30, 2011 is attributable primarily to the taxdeferral of losses on wash sales, differing book/tax treatments of partnership income and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign InvestmentCompanies (“PFIC’s”).

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	November 23, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	November 23, 2011